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February 22, 2006



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD QUANTITATIVE FUNDS
     FILE NO.   33-8553
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Commissioners:


  Enclosed is the 25th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Quantitative Funds (the "Trust"). The purpose of today's filing is to add a new series to the Trust. The new series will be known as Vanguard Structured Large-Cap Equity Fund and will offer Institutional and Institutional Plus Shares. The outside front cover of the Fund's prospectus and the Statement of Additional Information for the Trust includes the pre-effective language required by Rule 481(b)(2).

  Pursuant to the requirements of rule 485(a)(2), it is hereby requested that this Amendment be declared effective on May 8, 2006. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

  Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Judith L. Gaines
Associate Counsel


The Vanguard Group, Inc.

Enclosures


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission